DERIVATIVE FINANCIAL INSTRUMENTS (Details - Changes in the fair values of the derivative) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain or loss on derivative, net	$ (412,977)	$ 0	$ (731,919)	$ 0
Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain or loss on derivative, net	$ (412,977)	$ 0	(413,455)	0
Warrant Derivative Liability [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain or loss on derivative, net			$ (318,464)	$ 0